Assets Held and Liability for Employees' Severance Benefits	12 Months Ended
Dec. 31, 2014
Assets Held and Liability for Employees' Severance Benefits [Abstract]
Assets Held and Liability for Employees' Severance Benefits

Note 9 - Assets Held and Liability for Employees' Severance Benefits

A.           Under Israeli law and labor agreements, Silicom is required to make severance payments to retired or dismissed employees and to employees leaving employment in certain other circumstances.

In respect of the liability to the employees, individual insurance policies are purchased and deposits are made with recognized severance pay funds.

The liability for severance pay is calculated on the basis of the latest salary paid to each employee multiplied by the number of years of employment. The liability is covered by the amounts deposited including accumulated income thereon as well as by the unfunded provision.

  According to Section 14 to the Severance Pay Law ("Section 14") the payment of monthly deposits by a company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to the employees that have entered into agreements with the company pursuant to such Section 14. Commencing July 1, 2008, the Company has entered into agreements with a majority of its employees in order to implement Section 14. Therefore, as of that date, the payment of monthly deposits by the Company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to those employees that have entered into such agreements and therefore the Company incurs no additional liability since that date with respect to such employees. Amounts accumulated in the pension funds or insurance policies pursuant to Section 14 are not supervised or administrated by the Company and therefore neither such amounts nor the corresponding accrual are reflected in the balance sheet.

C.        Consequently, the assets held for employees' severance benefits reported on the balance sheet, in respect of deposits for those employees who have signed agreements pursuant to Section 14, represent the redemption value of deposits made through June 30, 2008. The liability for employee severance benefits, with respect to those employees, represents the liability of the Company for employees' severance benefits as of June 30, 2008.

As a result of the implementation of Section 14, as described above, the liability with respect to those employees is calculated on the basis of number of years of employment as of June 30, 2008, multiplied by the latest salary paid. The liability is covered by the amounts deposited, including accumulated income thereon, as well as by the unfunded provision. Such liability will be removed, either upon termination of employment or retirement.

D.           Expenses recorded with respect to employees' severance payments for the years ended December 31, 2012, 2013 and 2014 were US$ 382 thousand, US$ 578 thousand and US$ 432 thousand, respectively.